Other Expense, Net - Narrative (Details) - LBIE $ in Millions		1 Months Ended		12 Months Ended
	Jun. 15, 2023 USD ($) transaction	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Number of interest rate swap transactions | transaction	2
Litigation settlement, amount awarded to other party	$ 40
Payments for legal settlements		$ 25	$ 15
Reversal of previously recorded litigation amount				$ 25
Legal fees				$ 1
Loss contingency, provision					$ 65